File Number 811-9106
For period ending 12/31/97

                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

[FOR ELECTRONIC FILERS ONLY]
     Registrant CIK Number:             0001001980
     Registrant Password:               QQFS7KQ@
     Contact:                           DANIEL B. LAZARUS
     Registrant Name:                   SOUTHLAND SEPARATE ACCOUNT L1
     Contact Telephone Number:          770-618-3910
     Test or Live Filing (T or L):


Report for six month period ending:          / /       (a)
     or fiscal year ending:             12/31/97       (b)
Report for the transition period ending:     / /       (c)
[If transition report also complete (a) or (b) above]
Is this an amendment to a previous filing (Y/N):       N

THOSE ITEMS OR SUB-ITEMS WITH A BOX "[/]" AFTER THE TERM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.
________________________________________________________________________________

1.    A.  REGISTRANT NAME:    SOUTHLAND SEPARATE ACCOUNT L1
      B.  File Number:        811-9106
      C.  Telephone Number:   (770) 980-5100

2.    A.  STREET:             5780 POWERS FERRY ROAD
      B.  City:               ATLANTA
      C.  State:              GEORGIA
      D.  Zip Code:           30327                    Zip Ext:            4390
      E.  Foreign Country:                             Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)              Y
4.    Is this the last filing on this form by Registrant? (Y/N)               N
5.    Is Registrant a small business investment company (SBIC)? (Y/N)         N
      [If answer Is "Y", complete only items 89 through 110.]
6.    Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
      [If  answer is "Y", complete only items 111 through 132.]
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File Number 811-9106
For period ending 12/31/97


                            UNIT INVESTMENT TRUSTS

111.   A. [/]  DEPOSITOR NAME:     SOUTHLAND LIFE INSURANCE COMPANY
       B. [/]  File Number (If any):
       C. [/]  City:  ATLANTA      State: GA   Zip Code: 30327    Zip Ext:  4390
112.   A. [/]  Sponsor Name:
       B. [/]  File Number (If any):
       C. [/]  City:  Denver       State:      Zip Code:          Zip Ext.:
113.   A. [/]  Trustee Name:
       B. [/]  City:               State:      Zip Code:          Zip Ext.:
114.   A. [/]  Principal Underwriter:          ING AMERICA EQUITIES, INC.
       B. [/]  File Number:        8-47089
       C: [/]  City:  DENVER       State: CO   Zip Code: 80203    Zip Ext.: 5699
115.   A. [/]  Independent Public Account Name:   ERNST & YOUNG LLP
       B: [/]  City:   ATLANTA     State:   GA Zip Code:   30308  Zip Ext.: 2215
116.   Family of investment companies information:
       A. [/]  Is Registrant part of a family of investment companies? (Y/N)  Y
       B. [/]  Identify the family in 10 letters:                     SOUTHLANDL
       (NOTE: In filing this form, use this identification
       consistently for all investment companies in family. This
       designation is for purposes of this form only.)
117.   A. [/]  Is Registrant a separate account of an insurance
       company? (Y/N)                                                         Y
       If answer is "Y", are any of the following types of contracts funded by the Registrant:
       B. [/]  Variable annuity contracts (Y/N)
       C. [/]  Scheduled premium variable life contracts (Y/N)
       D. [/]  Flexible premium variable life contracts (Y/N)                 Y
       E. [/]  Other types of insurance policies registered under the
               Securities Act of 1933? (Y/N)
118. [/]  State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933.    1
119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
          during the period                                                   1
120. [/]  State the total value of the portfolio securities on the date of
          deposit of the new series included in item 119 ($000 omitted)       0
121. [/]  State the number of series for which a current prospectus was
          in existence at the end of the period                               1
122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period.                                          0
123. [/]  State the total value of the additional units considered
          in answering item 122 ($000 omitted)                                0
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File Number 811-9106
For period ending 12/31/97

124. [/]  State the total value of units of prior series that were            0
          placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series

125. [/]  State the total dollar amount of sales loads collected              0
          (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of the units of all series of Registrant ($000's omitted).

126       Of the amount shown in item 125, state the total dollar             0
          amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series)

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date a or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                               NUMBER
                                                                               OF SERIES     TOTAL ASSETS       TOTAL INCOME
                                                                               INVESTING     ($000'S OMITTED)   DISTRIBUTIONS
                                                                                                                ($000'S OMITTED)
A.   U.S. TREASURY DIRECT ISSUES                                                             $                     $
B.   U.S. GOVERNMENT AGENCY                                                                  $                     $
C.   STATE AND MUNICIPAL TAX-FREE                                                            $                     $
D.   PUBLIC UTILITY DEBT                                                                     $                     $
E.   BROKERS OR DEALERS DEBT OR DEBT OF BROKERS' OR DEALERS' PARENT                          $                     $
F.   ALL OTHER CORPORATE INTERMEDIATE & LONG-TERM DEBT                                       $                     $
G.   ALL OTHER CORPORATE SHORT-TERM DEBT                                                     $                     $
H.   EQUITY SECURITIES OF BROKERS OR DEALER OR PARENT OF BROKERS OR DEALERS                  $                     $
I.   INVESTMENT COMPANY EQUITY SECURITIES                                         1          $4,783                $ 0
J.   All other equity securities                                                             $                     $
K    Other securities                                                                        $                     $
L.   Total Assets of all series of Registrant                                                $4,783

128. [/]  Is the timely payment of principal and interest on any  of the portfolio securities held by any of Registrant's
          series at the end of the current prior insurance or
          guaranteed by an entity other than the issuer?
          [If answer is "N" (No), go to item 131.]                            N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
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File Number 811-9106
For period ending 12/31/97

130. [/] In computations of NAV or offering price per unit, is any par of the value attributed to instruments identified in item 129 derived from insurance or guarantees?

131.      Total expense incurred by all series of Registrant during       $ 451
          the current reporting period ($000's omitted).

132. [/]  List the "811" Investment Company Act of 1940) registration      9106
          number for all Series of Registrant that are begin included
          In this filing


This Report is signed on behalf of the Registrant in the City of Atlanta and State of Gorgia on the 27th day of February, 1998.



Name of Registrant:                     Southland Separate Account L1



Name of Depositor:                By:   Southland Life Insruance Company


                                  By:   /s/: JAMES D. THOMPSON
                                        James D. Thompson
                                        President



                             Witness:   /s/: DANIEL B. LAZARUS
                                        Daniel B. Lazarus
                                        Director - Variable Compliance